TRADE PAYABLES AND ACCRUED LIABILITIES (Details Narrative) $ in Thousands	Dec. 31, 2025 USD ($)
Notes and other explanatory information [abstract]
Previous contract obligations	$ 4,689
VAT receivables	$ 2,478